Leases - Schedule of Future Minimum Lease Payment (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Remainder of 2021	$ 28
2022	38	$ 38
Total undiscounted minimum future lease payments	66	76
Less Imputed interest	(15)	(20)
Present value of operating lease liabilities	51
Current portion	26	23	$ 19
Non-current portion	25	33	59
Total lease payment	$ 51	$ 56	$ 79